INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The Company’s provision for income taxes consisted of the following:

	For the year ended December 31,
	2023	2022
Computed “expected” tax benefit	$(3,238,593)	$(3,007,284)
State taxes, net of federal benefit	1,304	(8,797)
Non-deductible items	61,842	86,955
Change in deferred tax asset valuation allowance	2,509,496	(1,351,029)
Stock-based compensation	613,167	544,640
Return-to-provision adjustments	41,316	3,662,174
Other	13,918	73,371
Income tax expense	$2,450	$30

SCHEDULE OF NET DEFERRED TAX ASSETS

The Company’s net deferred tax assets were comprised of the following as of December 31, 2023 and 2022:

	2023	2022
Deferred tax assets:
Net operating losses	$51,846,000	$50,244,447
Capitalized research and development	2,162,872	1,054,824
Stock-based compensation	261,052	234,350
Accruals	220,923	447,973
Operating lease liabilities	36,761	16,960
Other	559	451
Total gross deferred tax assets	54,528,167	51,999,005

Deferred tax liabilities:
Right-of-use asset	(36,373)	(16,707)
Gross deferred tax liabilities	(36,373)	(16,707)

Less: Deferred tax asset valuation allowance	(54,491,794)	(51,982,298)
Total net deferred tax assets	$-	$-